SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deposits Prepayments And Other Receivables
Other receivables		$ 132	$ 47
Advances to suppliers		8	434
Deposits		71	89
Prepayment	[1]	1,032	320
Total		$ 1,243	$ 890

[1]	Prepayment mainly consist of prepaid insurance and professional consultancy and advisory services relating to corporation, financial, and strategic matters.